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                                                                Michele H. Abate
                                                              Vice President and
                                                       Associate General Counsel
Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277
                                         September 10, 2018

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Brighthouse Variable Life Account A
       File No. 811-21851

Commissioners:

The Semi-Annual Reports dated June 30, 2018 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Brighthouse Variable Life Account A of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain portfolios of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on N-CSRS, CIK No. 000837274, File No. 811-05583.

Sincerely,


/s/ Michele H. Abate
--------------------------------------------
Michele H. Abate
Vice President and Associate General Counsel
Brighthouse Life Insurance Company